Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Offsetting [Abstract]
Offsetting Assets	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2023:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥12,911	¥—	¥12,911	¥(9,902)	¥(690)	¥2,319
Receivables under resale agreements	16,152	(2,093)	14,059	(13,391)	(32)	636
Receivables under securities borrowing transactions	4,630	(74)	4,556	(4,478)	—	78
Total	¥33,693	¥(2,167)	¥31,526	¥(27,771)	¥(722)	¥3,033
Financial liabilities:
Derivative liabilities	¥13,833	¥—	¥13,833	¥(9,668)	¥(1,489)	¥2,676
Payables under repurchase agreements	42,172	(2,040)	40,132	(39,232)	(76)	824
Payables under securities lending transactions	1,212	(74)	1,138	(1,108)	(18)	12
Obligations to return securities received as collateral	6,892	—	6,892	(1,975)	—	4,917
Total	¥64,109	¥(2,114)	¥61,995	¥(51,983)	¥(1,583)	¥8,429

At March 31, 2024:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥15,328	¥—	¥15,328	¥(12,150)	¥(1,097)	¥2,081
Receivables under resale agreements	20,577	(2,082)	18,495	(17,203)	(9)	1,283
Receivables under securities borrowing transactions	5,076	(75)	5,001	(4,652)	—	349
Total	¥40,981	¥(2,157)	¥38,824	¥(34,005)	¥(1,106)	¥3,713
Financial liabilities:
Derivative liabilities	¥16,368	¥—	¥16,368	¥(11,621)	¥(2,144)	¥2,603
Payables under repurchase agreements	37,792	(2,081)	35,711	(34,209)	(82)	1,420
Payables under securities lending transactions	1,092	(75)	1,017	(992)	(10)	15
Obligations to return securities received as collateral	7,223	—	7,223	(1,766)	—	5,457
Total	¥62,475	¥(2,156)	¥60,319	¥(48,588)	¥(2,236)	¥9,495

Offsetting Liabilities	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2023:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥12,911	¥—	¥12,911	¥(9,902)	¥(690)	¥2,319
Receivables under resale agreements	16,152	(2,093)	14,059	(13,391)	(32)	636
Receivables under securities borrowing transactions	4,630	(74)	4,556	(4,478)	—	78
Total	¥33,693	¥(2,167)	¥31,526	¥(27,771)	¥(722)	¥3,033
Financial liabilities:
Derivative liabilities	¥13,833	¥—	¥13,833	¥(9,668)	¥(1,489)	¥2,676
Payables under repurchase agreements	42,172	(2,040)	40,132	(39,232)	(76)	824
Payables under securities lending transactions	1,212	(74)	1,138	(1,108)	(18)	12
Obligations to return securities received as collateral	6,892	—	6,892	(1,975)	—	4,917
Total	¥64,109	¥(2,114)	¥61,995	¥(51,983)	¥(1,583)	¥8,429

At March 31, 2024:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥15,328	¥—	¥15,328	¥(12,150)	¥(1,097)	¥2,081
Receivables under resale agreements	20,577	(2,082)	18,495	(17,203)	(9)	1,283
Receivables under securities borrowing transactions	5,076	(75)	5,001	(4,652)	—	349
Total	¥40,981	¥(2,157)	¥38,824	¥(34,005)	¥(1,106)	¥3,713
Financial liabilities:
Derivative liabilities	¥16,368	¥—	¥16,368	¥(11,621)	¥(2,144)	¥2,603
Payables under repurchase agreements	37,792	(2,081)	35,711	(34,209)	(82)	1,420
Payables under securities lending transactions	1,092	(75)	1,017	(992)	(10)	15
Obligations to return securities received as collateral	7,223	—	7,223	(1,766)	—	5,457
Total	¥62,475	¥(2,156)	¥60,319	¥(48,588)	¥(2,236)	¥9,495